Stockholders' Equity (Deficit) - Distributions Declared (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Series A Non-Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Non-Redeemable Preferred Units	$ 18,098	$ 4,813	$ 3,500
Series B Non-Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Non-Redeemable Preferred Units	34,802	9,252	6,789
Series C Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable Preferred Units	$ 40,689	$ 11,058	$ 9,066